Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Amount due from (to) as of December 31, 2024 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€16,908	€16,908
Long-term investment	-	-	112,725	112,725
Trade receivables	250	-	116,337	116,587
Total	€250	€-	€245,970	€246,220

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(1,900,000)	€(784)	€(1,900,784)
Credits pending collection	-	164,380	-	164,380
Trade payable	-	(2,196)	(53,445)	(55,641)
Total	€-	€(1,737,816)	€(54,229)	€(1,792,045)

Amount due from (to) as of December 31, 2023 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€175,771	€175,771
Long-term investment	-	-	2,550	2,550
Trade receivables	-	-	1,422,952	1,422,952
Total	€-	€-	€1,601,273	€1,601,273

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(3,800,000)	€-	€(3,800,000)
Credits pending collection	-	72,444	(784)	71,660
Trade payable	-	(119,610)	-	(119,610)
Total	€-	€(3,847,166)	€(784)	€(3,847,950)

All the amounts due to and from related parties are unsecured, non-interest bearing and due on demand, except for the loan agreement from Umbrella Global Energy of €3,800,000. This loan was formalized and signed on June 30, 2023 for a period of five years, with a market interest rate of 6.25% per year, payable bi-annually. During the year ended December 31, 2024, Turbo Energy has repaid €1,300,000. Also, during the year ended December 31, 2024, €600,000 of the loan was converted to partner contribution. As of December 31, 2024, the loan amount was €1,900,000.

During the years ended December 31, 2024, 2023 and 2022, a total amount of €183,777, €118,750 and €0 has been paid for interest, respectively.

Transactions with related parties during the years ended December 31, 2024, 2023 and 2022 were summarized as follows:

Year Ended December 31, 2024

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€742	€-	€305,909	€306,651
*Services received	-	(1,133,890)	-	(1,133,890)
Total	€742	€(1,133,890)	€305,909	€(827,239)

*	Comprised of selling and administrative – related parties of €848,832, salaries and benefits – related parties of €101,281 (including stock-based compensation of €88,248) and interest expense – related parties of €183,777.

Year Ended December 31, 2023

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€28,419	€2,418	€1,349,710	€1,380,547
*Services received	-	(1,139,518)	-	(1,139,518)
Purchases	-	-	(1,201,244)	(1,201,244)
Total	€28,419	€(1,137,100)	€148,466	€(960,215)

*	Comprised of selling and administrative – related parties of €1,010,769, salaries and benefits – related parties of €9,999 and interest expense – related parties of €118,750.

Year Ended December 31, 2022

	Senior	Other group
	partner	companies	Total
Sales	€-	€836,804	€836,804
Services received	(547,912)	-	(547,912)
Purchases	-	(30,696)	(30,696)
Total	€(547,912)	€806,108	€258,196

Our related party transactions during the fiscal year ended December 31, 2024 include sales of products or services made to or purchases of products or services from affiliated group companies that are under common control and to associates of such group companies. These transactions include income accrued from the commercial activities of our Company. The purchases relate to merchandise that we sell in its normal course of commercial operations.

Umbrella Global Energy, as the holding company of the group, assumes all structural costs such as those related to human resources, licenses, legal, tax, labor, marketing and other generic structural costs. A margin of 13% is applied to these costs and the resulting amount is distributed to the four most significant companies in the group based on their estimated revenue in the monthly management fees.

During the years ended December 31, 2024, 2023 and 2022, the Company incurred management fees to Umbrella Global Energy, S.A. of €840,000, €1,005,434 and €547,912, respectively.

No compensation has been paid to the executives under Crocodile Investment SLU. The Company expects to continue with the same allocation structure in the future.